Equity - Schedule of Warrants and Options Outstanding and Exercisable (Details)	12 Months Ended
Dec. 31, 2016 $ / shares shares
Warrant [Member]
Number of Shares Outstanding	337,735
Weighted average contractual term	7 years 4 months 21 days
Number of Options Exercisable at the End of the Period	52,760
Exercise Price One [Member]
Exercise price lower limit | $ / shares	$ 0
Exercise price upper limit | $ / shares	$ 1.86
Exercise Price One [Member] | Warrant [Member]
Number of Shares Outstanding	45,823
Weighted average contractual term	9 years 9 months 4 days
Number of Options Exercisable at the End of the Period	382
Exercise Price Two [Member]
Exercise price lower limit | $ / shares	$ 3.04
Exercise price upper limit | $ / shares	$ 3.25
Exercise Price Two [Member] | Warrant [Member]
Number of Shares Outstanding	143,400
Weighted average contractual term	4 years 8 months 5 days
Number of Options Exercisable at the End of the Period
Exercise Price Three [Member]
Exercise price lower limit | $ / shares	$ 4.75
Exercise price upper limit | $ / shares	$ 12.5
Exercise Price Three [Member] | Warrant [Member]
Number of Shares Outstanding	139,857
Weighted average contractual term	9 years 6 months 4 days
Number of Options Exercisable at the End of the Period	43,932
Exercise Price Four [Member]
Exercise price lower limit | $ / shares	$ 42.5
Exercise price upper limit | $ / shares	$ 207.5
Exercise Price Four [Member] | Warrant [Member]
Number of Shares Outstanding	3,405
Weighted average contractual term	7 years 5 months 5 days
Number of Options Exercisable at the End of the Period	3,280
Exercise Price Five [Member]
Exercise price lower limit | $ / shares	$ 557.5
Exercise price upper limit | $ / shares	$ 2.100
Exercise Price Five [Member] | Warrant [Member]
Number of Shares Outstanding	5,250
Weighted average contractual term	3 years 10 months 21 days
Number of Options Exercisable at the End of the Period	5,165